Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.3%
Goldman Sachs Physical Gold ETF*	575,786	$10,070,497
CURRENCY – 15.1%
Invesco DB U.S. Dollar Index Bullish Fund*	577,076	16,325,480
EQUITY – 20.4%
Vanguard Mega Cap ETF	39,572	5,694,411
Vanguard Mega Cap Value ETF	162,411	16,343,419
		22,037,830
FIXED INCOME – 55.0%
Vanguard Short-Term Bond ETF(a)	420,135	32,547,859
Vanguard Short-Term Inflation-Protected Securities ETF	426,237	21,456,771
Vanguard Short-Term Treasury ETF	91,183	5,383,444
		59,388,074
TOTAL EXCHANGE-TRADED FUNDS
(Cost $108,200,925)		107,821,881

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(b)	299,050	299,050
TOTAL SHORT TERM INVESTMENTS
(Cost $299,050)		299,050
TOTAL INVESTMENTS – 100.1%
(Cost $108,499,975)		108,120,931
Liabilities in Excess of Other Assets – (0.1%)		(53,285)
TOTAL NET ASSETS – 100.0%		$108,067,646

*	Non-income producing security.
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$49,227,306	$5,921,067	$(43,314,339)	$(1,036,435)	$(727,102)	$—	—	$—	$—

(a)	Security is no longer an affiliated company at period end.